Lease - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Lease
Weighted-average remaining lease term	1 year 11 months 26 days	6 months 25 days		1 year 11 months 26 days
Weighted-average discount rate	4.75%	4.75%		4.75%
Operating lease expenses	¥ 27,200	¥ 35,400	¥ 58,400
Short-term lease expenses	2,700	6,900	5,800
Right-of-use assets	42,100	7,151		$ 6,015
Operating lease liability	36,974	19,100
Early Termination Leases
Lease
Right-of-use assets	15,700	2,300	32,500
Operating lease liability	¥ 15,600	¥ 1,700	¥ 32,400